Cash and Cash Equivalents, Margin Cash and Long-Term Investments (Details)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Line Items]
Percentage of Interest	5.00%
JBS USA [Member]
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Line Items]
Percentage of Interest	0.05%